Note 8 Transfer between levels (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	€ 524	€ 562	€ 8
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	3
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	524	562	8
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	3
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	683	924	1,460
Transfers into Level 3 of fair value hierarchy, assets	1	2	11
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	8	9
Transfers into Level 3 of fair value hierarchy, assets	0	0	11
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0	143
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	1,723	596	484
Transfers into Level 3 of fair value hierarchy, assets	0	17	0
Level 1 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	2,407	1,528	2,096
Transfers into Level 3 of fair value hierarchy, assets	1	19	22
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	239	24	0
Transfers out of level 2 into level 3	141	57	180
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	221	38	56
Level 2 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	25	0	0
Level 2 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	239	24	0
Transfers out of level 2 into level 3	387	95	236
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1,909	35	203
Transfers out of level 2 into level 3	340	184	548
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	243	0	4
Transfers out of level 2 into level 3	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	123	0	0
Transfers out of level 2 into level 3	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	715	506	135
Transfers out of level 2 into level 3	0	50	96
Level 2 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0	0
Transfers out of level 2 into level 3	0	0	8
Level 2 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	2,990	542	342
Transfers out of level 2 into level 3	340	234	652
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	0	15	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	258	95	13
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	55	65	27
Level 3 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Total transferred financial liabilities [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, liabilities	0	15	0
Transfers out of level 3 into level 2 of fair value hierarchy liabilities	313	160	40
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	24	10	4
Transfers out of level 3 into level 2 of fair value hierarchy assets	911	637	98
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	53	14	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	2	23	17
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	18	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	83	6	6
Level 3 Of Fair Value Hierarchy [Member] | Derivatives [member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of level 3 into level 2 of fair value hierarchy assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Total transferred financial assets [Member]
Level transfers [Line Items]
Transfers out of Level 3 of fair value hierarchy, assets	95	24	4
Transfers out of level 3 into level 2 of fair value hierarchy assets	€ 996	€ 665	€ 121